Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Lease Costs and Other Quantitative Information
The following table presents lease costs and other quantitative information for the three months ended March 31, 2020 and 2019:

	Three Months Ended March 31,
	2020	2019
Lease Cost:
Operating lease cost	$16,391	$16,441
Variable lease cost	4,655	4,964
Sublease rental income	(2,805)	(1,599)
Total lease cost	$18,241	$19,806
Additional information:
Cash paid for amounts included in the measurement of lease liabilities for operating leases
Operating cash flows	$17,635	$15,652

Right-of-use assets obtained in exchange for operating lease liabilities	$7,119	$256,818
Weighted average remaining lease term (in years) - Operating leases	7.0	7.3
Weighted average discount rate - Operating leases	8.7	8.7

The following table presents lease costs and other quantitative information for the twelve months ended December 31, 2019:

Twelve Months Ended December 31,
2019
Lease Cost:
Operating lease cost	$67,044
Variable lease cost	18,879
Sublease rental income	(8,965)
Total lease cost	$76,958
Additional information:
Cash paid for amounts included in the measurement of lease liabilities for operating leases
Operating cash flows	$69,735

Right-of-use assets obtained in exchange for operating lease liabilities	$269,801
Weighted average remaining lease term (in years) - Operating leases	5.3
Weighted average discount rate - Operating leases	8.6

Minimum Future Rental Payments
The following table presents minimum future rental payments under the Company’s leases at March 31, 2020 and their reconciliation to the corresponding lease liabilities:

Maturity Analysis
Remaining 2020	$52,025
2021	59,901
2022	49,774
2023	44,573
2024	38,111
Thereafter	103,505
Total	347,889
Less: Present value discount	(88,613)
Lease liability	$259,276

The following table presents minimum future rental payments under the Company’s leases at December 31, 2019 and their reconciliation to the corresponding lease liabilities:

Maturity Analysis
2020	$69,563
2021	59,216
2022	48,593
2023	43,878
2024	37,260
2025 and thereafter	102,552
Total	361,062
Less: Present value discount	(93,240)
Lease liability	$267,822